Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		¥ 273,725	¥ 426,455
Acquisitions		4,707
Disposals			(11,197)
Impairment losses		(62,624)	(28,607)	¥ (74,616)
Reclassification to assets held for sale			(112,337)
Exchange differences			(589)
Carrying amount, ending balance		215,808	273,725	426,455
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		390,097	514,220
Carrying amount, ending balance		394,804	390,097	514,220
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		(116,372)	(87,765)
Carrying amount, ending balance		(178,996)	(116,372)	(87,765)
Wholesale Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			2,417
Impairment losses			(956)
Reclassification to assets held for sale			(1,461)
Carrying amount, ending balance				2,417
Wholesale Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		956	2,417
Carrying amount, ending balance		956	956	2,417
Wholesale Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		(956)
Carrying amount, ending balance		(956)	(956)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		63,418	63,418
Carrying amount, ending balance		63,418	63,418	63,418
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		63,418	63,418
Carrying amount, ending balance		63,418	63,418	63,418
International Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			13,047
Acquisitions	¥ 4,707	4,707
Impairment losses			(4,292)
Reclassification to assets held for sale			(8,166)
Exchange differences			(589)
Carrying amount, ending balance		4,707		13,047
International Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		4,292	13,047
Carrying amount, ending balance		8,999	4,292	13,047
International Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		(4,292)
Carrying amount, ending balance		(4,292)	(4,292)
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		210,307	347,573
Disposals			(11,197)
Impairment losses		(62,624)	(23,359)
Reclassification to assets held for sale			(102,710)
Carrying amount, ending balance		147,683	210,307	347,573
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		321,431	435,338
Carrying amount, ending balance		321,431	321,431	435,338
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance		(111,124)	(87,765)
Carrying amount, ending balance		¥ (173,748)	¥ (111,124)	¥ (87,765)